OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------













--------------------------------------------------------------------------------





                                     PIONEER
                                     -------
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                10

Portfolio Management Discussion                                12

Schedule of Investments                                        15

Financial Statements                                           25

Notes to Financial Statements                                  35

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        43

Trustees, Officers and Service Providers                       48

Pioneer Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,
/s/ Osbert M. Hood


Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

(As a percentage of total investment portfolio)
U.S. Common Stocks                               86.9%
International Common Stocks                       2.2%
Despositary Receipts for International Stocks     2.8%
Temporary Cash Investment                         8.1%


Sector Distribution
--------------------------------------------------------------------------------

(As a percentage of equity holdings)
Financials                       17.5%
Utilities                         1.8%
Telecommunication Services        3.5%
Materials                         6.7%
Energy                            8.7%
Consumer Staples                 10.0%
Industrials                      10.5%
Health Care                      12.1%
Information Technology           14.3%
Consumer Discretionary           14.9%


10 Largest Holdings
--------------------------------------------------------------------------------

(As a percentage of equity holdings)*
1.  Exxon Mobil Corp.          2.38%      6.   Johnson & Johnson                1.97%
2.  Target Corp.               2.22       7.   T. Rowe Price Associates, Inc.   1.92
3.  Chevron Corp.              2.20       8.   Walgreen Co.                     1.91
4.  McGraw-Hill Co., Inc.      2.07       9.   Rio Tinto Plc                    1.69
5.  John Wiley & Sons, Inc.    2.02      10.   Norfolk Southern Corp.           1.68

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     6/30/05   12/31/04
    -----     -------   --------
      A       $41.48    $42.06
      B       $40.56    $41.15
      C       $40.15    $40.73
   Investor   $41.46    $42.06
      R       $41.53    $42.11
      Y       $41.57    $42.16

Distributions Per Share
--------------------------------------------------------------------------------

                          1/1/05 - 6/30/05
             ------------------------------------------
                Income      Short-Term      Long-Term
    Class     Dividends   Capital Gains   Capital Gains
    -----     ---------   -------------   -------------
      A      $0.1900           $ -             $ -
      B      $0.0200           $ -             $ -
      C      $0.0400           $ -             $ -
   Investor  $0.2500           $ -             $ -
      R      $0.1700           $ -             $ -
      Y      $0.2800           $ -             $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-9.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund             Index
Jun-95             9,425           10,000
                  11,246           12,596
Jun-97            15,056           16,962
                  19,856           22,075
Jun-99            24,521           27,103
                  26,651           29,070
Jun-01            24,272           24,764
                  20,726           20,317
Jun-03            19,594           20,367
                  23,149           24,255
Jun-05            25,091           25,787

----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    10.29%       9.64%
5 Years                     -1.20       -2.36
1 Year                       8.39        2.15
----------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund             Index
Jul-96            10,000           10,000
Jun-97            13,945           14,090
                  18,223           18,336
Jun-99            22,300           22,513
                  24,035           24,147
Jun-01            21,702           20,570
                  18,375           16,876
Jun-03            17,219           16,918
                  20,153           20,147
Jun-05            21,652           21,415

----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                              If           If
Period                       Held       Redeemed
Life-of-Class
(7/1/96)                      8.35%       8.35%
5 Years                      -2.07       -2.07
1 Year                        7.44        3.44
---------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund             Index

Jul-96            10,000           10,000
Jun-97            13,854           14,090
                  18,110           18,336
Jun-99            22,171           22,513
                  23,899           24,147
Jun-01            21,595           20,570
                  18,298           16,876
Jun-03            17,159           16,918
                  20,108           20,147
Jun-05            21,619           21,415

----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                              If           If
Period                       Held       Redeemed
Life-of-Class
(7/1/96)                     8.28%        8.28%
5 Years                     -1.99        -1.99
1 Year                       7.52         7.52
----------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                  Pioneer          S&P 500
                   Fund             Index
Dec-04            10,000           10,000
Jun-05             9,909            9,919

----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                              If           If
Period                       Held       Redeemed
Life-of-Class
(12/11/04)                   1.55%        1.55%
----------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and chart do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund             Index

Jun-95            10,000           10,000
                  11,872           12,596
Jun-97            15,814           16,962
                  20,752           22,075
Jun-99            25,499           27,103
                  27,575           29,070
Jun-01            24,989           24,764
                  21,233           20,317
Jun-03            20,040           20,367
                  23,674           24,255
Jun-05            25,637           25,787

-----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
             If         If
Period      Held     Redeemed
10 Years     9.87%      9.87%
5 Years     -1.45      -1.45
1 Year       8.29       8.29
-----------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund             Index

Jun-95            10,000           10,000
                  11,931           12,596
Jun-97            15,974           16,962
                  21,066           22,075
Jun-99            26,021           27,103
                  28,398           29,070
Jun-01            25,968           24,764
                  22,266           20,317
Jun-03            21,149           20,367
                  25,097           24,255
Jun-05            27,316           25,787

-----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                 If         If
Period          Held     Redeemed
10 Years        10.57%     10.57%
5 Years         -0.78      -0.78
1 Year           8.84       8.84

-----------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception (5/6/99) would have been higher. Class A shares are used as a proxy from 2/13/28 to 5/6/99. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2005 through June 30, 2005

                                                                      Investor
Share Class                        A            B            C          Class          R            Y
---------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05
Ending Account Value           $  990.70    $  986.10    $  986.70    $  991.60    $  990.20    $  992.50
On 6/30/05
Expenses Paid During Period*   $    5.13    $    9.65    $    9.16    $    4.25    $    5.77    $    3.26

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.96%, 1.86%, 0.86%, 1.17% and 0.66%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

                                                                      Investor
Share Class                        A            B            C          Class          R            Y
---------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05
Ending Account Value           $1,019.64    $1,015.08    $1,015.57    $1,020.53    $1,018.99    $1,021.52
On 6/30/05
Expenses Paid During Period*   $    5.21    $    9.79    $    9.30    $    4.31    $    5.86    $    3.31

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.96%, 1.86%, 0.86%, 1.17% and 0.66% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Fund, reviews the past six months ended June 30, 2005, and gives an overview of Pioneer Fund's performance over that period.

Q: Please discuss the performance of Pioneer Fund versus its stock-market benchmark and mutual-fund peer group.

A. The first six months of 2005 were lackluster ones for the blue-chip U.S. stock market. While many foreign markets did well, and in the U.S. even the small and mid-cap sectors generally produced modest gains, the large-cap market here was largely dead in the water. Through June 30, Class A shares of Pioneer Fund declined by 0.93% at net asset value, versus declines of 0.81% for the benchmark Standard & Poor's 500 Index and 1.20% for the average large-cap core fund in the Lipper universe. Hence we finished a hair behind the S&P while beating our peers by a whisker, in a period characterized mainly by backing and filling, spurting, then sputtering, of performance. Given a result approximately the same as that of the market, there were no particular problems in the portfolio, nor any investments in particular stocks, industries, or sectors that did so well or so poorly as to throw the contest decisively one way or the other. On the whole, it would appear to have been a rather forgettable time. However, beneath the surface, changes were brewing and valuation trends were shifting.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The most striking sector performance came from energy and utilities. The high oil price spurred investors to load up on everything related to energy. The utilities undoubtedly benefited from some of that indiscriminate buying and also from investors' avid interest in higher dividend-paying stocks. Otherwise, though, health care and consumer staples, sectors usually considered more "growth" in nature than "value," outperformed financials, industrials, and materials, value-oriented groups that had done very well earlier in the cycle and right down through the end of last year. While information technology, another growth sector, was weak overall, there were signs of life in some industries within it, most notably

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   semiconductors. We suspect that investors were re-allocating assets in their portfolios, taking profits in stocks that had done well and purchasing shares that appeared undervalued. We shall see in the upcoming months whether the trends continue.

Q: Which sectors and stocks most affected investment results over the past six months?

A. Our stock selections in consumer discretionary, information technology, and consumer staples were the biggest positive contributors to relative performance, while our selections in health care and industrials, as well as our overweight in materials, proved the largest negative contributors to performance. Greatly assisting in consumer discretionary were our holdings in May Department Stores, recipient of a premium take-over bid from competitor Federated Department Stores, and John Wiley & Sons, a publisher of scientific, technical, and medical books and journals as well as various consumer, or "trade," books. Steering clear of the troubled stock eBay also helped. In information technology, it was similarly what we did not own that helped, namely the weak performers QUALCOMM and International Business Machines; in the case of I.B.M. we sold our underweight position during the period. With respect to consumer staples, we had a large overweight position in top performer Walgreen and no shares of laggard Wal-Mart.

   On the negative side, we were unrepresented in the health-care providers and services industry within health care, one of the bright spots for that sector, and in industrials, several of our names "corrected" after having previously enjoyed very good performance. Norfolk Southern, PACCAR, Deere, and Johnson Controls, the culprits, all seemed, however, like good long-term investments, and so we held onto them despite the recent share-price disappointments. Finally, we maintained an overweight in the difficult materials sector because we thought that, too, would justify our confidence longer term.

Q: What changes did you make to the portfolio?

A. The six months saw fourteen additions and twenty-two deletions from the Pioneer Fund portfolio as we completed the process of integrating the holdings of the Safeco mutual fund that we merged into Pioneer Fund late last year. Without detailing every change, we shall just highlight a few representative purchases and sales. On the purchase side of the ledger, Weatherford International is an expert in oil services, particularly noted for its well-completion

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                             (continued)
--------------------------------------------------------------------------------

   and "artificial lift" systems. CVS, a nationwide drugstore chain, Staples, the office-supply retailer, and Costco Wholesale, the operator of wholesale membership warehouses, extended the diversification of our portfolio in the consumer staples and consumer discretionary sectors. In finance, we invested in Bank of America and Citigroup, both of which were priced at levels we thought reflected the risks in their operations, and also in several new insurance names, including Hartford Financial Services and Montpelier Re Holdings. We enlarged our health-care investment with Bristol-Myers Squibb, a beleaguered pharmaceutical company, but one with recovery prospects, and Biomet, which we had earlier owned and sold profitably and now found selling again at a reasonable price.

   Among the liquidations were Illinois Tool Works, United Parcel Service, United Health Group, and American Electric Power, all of which we judged to be selling at fair values. We sold long-term holdings American International Group, Procter & Gamble, and International Business Machines at very significant profits, deciding in each case that we had attractive alternatives. We also sold a number of the small positions that we acquired with the Safeco fund, including Neenah Paper, Leggett & Platt, and Ball.

Q: What is your outlook for the rest of the year?

A. While we certainly share other investors' concerns about the spike in oil prices and the "tightening" by the Federal Reserve, we remain generally optimistic about the economy and the stock market. For sure, earnings growth will continue slowing as the economic cycle moves along, and we also tend to think that intermediate and long interest rates will eventually match some of the rise in short-term rates. As always, however, there are stocks that are relatively reasonably priced, and if one remembers to invest on the basis of the fundamental values there should still be plenty of good opportunities to make money over the long term. Thank you for your continued support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                            Value
               COMMON STOCK - 99.7%
               Energy - 8.7%
               Integrated Oil & Gas - 6.7%
1,320,088      ConocoPhillips                               $   75,891,859
2,697,000      Chevron Corp. (b)                               150,816,240
  888,500      Occidental Petroleum Corp.                       68,352,305
2,841,986      Exxon Mobil Corp.                               163,328,935
                                                            --------------
                                                            $  458,389,339
                                                            --------------
               Oil & Gas Equipment & Services - 0.6%
  315,000      Schlumberger, Ltd.                           $   23,921,100
  320,000      Weatherford Intl, Inc.*                          18,553,600
                                                            --------------
                                                            $   42,474,700
                                                            --------------
               Oil & Gas Exploration & Production - 1.4%
  665,000      Apache Corp.                                 $   42,959,000
1,301,900      Pioneer Natural Resources Co.                    54,783,952
                                                            --------------
                                                            $   97,742,952
                                                            --------------
               Total Energy                                 $  598,606,991
                                                            --------------
               Materials - 6.7%
               Aluminum - 0.4%
1,104,524      Alcoa, Inc.                                  $   28,861,212
                                                            --------------
               Diversified Chemicals - 0.9%
  916,896      E.I. du Pont de Nemours and Co. (b)          $   39,435,697
  400,000      PPG Industries, Inc.                             25,104,000
                                                            --------------
                                                            $   64,539,697
                                                            --------------
               Diversified Metals & Mining - 3.7%
  701,800      BHP Billiton, Ltd. (A.D.R.) (b)              $   19,159,140
1,293,900      Inco, Ltd.                                       48,844,725
  794,000      Phelps Dodge Corp. (b)                           73,445,000
3,800,000      Rio Tinto Plc                                   116,077,903
                                                            --------------
                                                            $  257,526,768
                                                            --------------
               Gold - 0.2%
  337,700      Newmont Mining Corp.                         $   13,180,431
                                                            --------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              Industrial Gases - 0.7%
  500,000     Air Products & Chemicals, Inc.              $   30,150,000
  300,000     Praxair, Inc.                                   13,980,000
                                                          --------------
                                                          $   44,130,000
                                                          --------------
              Paper Products - 0.4%
  930,000     Meadwestvaco Corp. (b)                      $   26,077,200
                                                          --------------
              Specialty Chemicals - 0.4%
  787,300     Ecolab, Inc.                                $   25,477,028
                                                          --------------
              Total Materials                             $  459,792,336
                                                          --------------
              Capital Goods - 7.6%
              Aerospace & Defense - 2.4%
  622,300     General Dynamics Corp.                      $   68,166,742
1,840,000     United Technologies Corp.                       94,484,000
                                                          --------------
                                                          $  162,650,742
                                                          --------------
              Construction & Farm Machinery & Heavy Trucks - 3.6%
  700,000     Caterpillar, Inc.                           $   66,717,000
1,335,000     Deere & Co.                                     87,429,150
1,365,000     PACCAR, Inc.                                    92,820,000
                                                          --------------
                                                          $  246,966,150
                                                          --------------
              Electrical Components & Equipment - 0.7%
  550,800     Emerson Electric Co.                        $   34,496,604
  350,000     Rockwell International Corp.                    17,048,500
                                                          --------------
                                                          $   51,545,104
                                                          --------------
              Industrial Conglomerates - 0.9%
1,870,400     General Electric Co.                        $   64,809,360
                                                          --------------
              Total Capital Goods                         $  525,971,356
                                                          --------------
              Transportation - 2.9%
              Airlines - 0.5%
2,338,600     Southwest Airlines Co.                      $   32,576,698
                                                          --------------
              Railroads - 2.4%
1,054,200     Burlington Northern, Inc.                   $   49,631,736
3,730,100     Norfolk Southern Corp.                         115,483,896
                                                          --------------
                                                          $  165,115,632
                                                          --------------
              Total Transportation                        $  197,692,330
                                                          --------------


16   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
               Automobiles & Components - 1.9%
               Auto Parts & Equipment - 1.0%
1,279,600      Johnson Controls, Inc.                        $   72,079,868
                                                             --------------
               Automobile Manufacturers - 0.9%
6,000,000      Ford Motor Corp. (b)                          $   61,440,000
                                                             --------------
               Total Automobiles & Components                $  133,519,868
                                                             --------------
               Consumer Durables & Apparel - 0.3%
               Apparel, Accessories & Luxury Goods - 0.3%
  500,000      Liz Claiborne, Inc.                           $   19,880,000
                                                             --------------
               Total Consumer Durables & Apparel             $   19,880,000
                                                             --------------
               Media - 6.6%
               Advertising - 1.0%
  890,200      Omnicom Group                                 $   71,091,372
                                                             --------------
               Movies & Entertainment - 0.4%
1,037,300      The Walt Disney Co.                           $   26,119,214
                                                             --------------
               Publishing - 5.2%
1,048,000      Gannett Co. (b)                               $   74,544,240
3,494,400      John Wiley & Sons, Inc.                          138,832,512
3,212,000      McGraw-Hill Co., Inc.                            142,131,000
                                                             --------------
                                                             $  355,507,752
                                                             --------------
               Total Media                                   $  452,718,338
                                                             --------------
               Retailing - 6.0%
               Apparel Retail - 0.3%
1,200,000      Gap, Inc. (b)                                 $   23,700,000
                                                             --------------
               Computer & Electronics Retail - 0.1%
  255,053      GameStop Corp. (Class B)*                     $    7,626,085
                                                             --------------
               Department Stores - 1.6%
1,984,800      May Department Stores Co.                     $   79,709,568
  452,000      Nordstrom, Inc.                                   30,722,440
                                                             --------------
                                                             $  110,432,008
                                                             --------------
               General Merchandise Stores - 2.4%
  610,000      Family Dollar Stores, Inc.                    $   15,921,000
2,800,000      Target Corp. (b)                                 152,348,000
                                                             --------------
                                                             $  168,269,000
                                                             --------------


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                    Value
              Home Improvement Retail - 1.0%
  350,000     Home Depot, Inc.                      $   13,615,000
1,000,000     Lowe's Companies, Inc.                    58,220,000
                                                    --------------
                                                    $   71,835,000
                                                    --------------
              Specialty Stores - 0.5%
  600,300     Barnes & Noble, Inc.* (b)             $   23,291,640
  600,000     Staples, Inc.                             12,792,000
                                                    --------------
                                                    $   36,083,640
                                                    --------------
              Total Retailing                       $  417,945,733
                                                    --------------
              Food & Drug Retailing - 3.4%
              Drug Retail - 2.3%
  900,000     CVS Corp. (b)                         $   26,163,000
2,851,200     Walgreen Co. (b)                         131,126,688
                                                    --------------
                                                    $  157,289,688
                                                    --------------
              Food Distributors - 0.9%
1,732,400     Sysco Corp. (b)                       $   62,695,556
                                                    --------------
              Hypermarkets & Supercenters - 0.2%
  300,000     Costco Wholesale Corp.                $   13,446,000
                                                    --------------
              Total Food & Drug Retailing           $  233,431,244
                                                    --------------
              Food, Beverage & Tobacco - 5.0%
              Packaged Foods & Meats - 3.7%
1,716,000     Campbell Soup Co.                     $   52,801,320
  910,600     General Mills, Inc.                       42,606,974
1,496,150     H.J. Heinz Co., Inc.                      52,993,633
1,100,000     Hershey Foods Corp.                       68,310,000
  171,800     Kellogg Co.                                7,634,792
1,558,900     Sara Lee Corp.                            30,881,809
                                                    --------------
                                                    $  255,228,528
                                                    --------------
              Soft Drinks - 1.3%
1,617,900     PepsiCo, Inc.                         $   87,253,347
                                                    --------------
              Total Food, Beverage & Tobacco        $  342,481,875
                                                    --------------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Household & Personal Products - 1.6%
               Household Products - 1.3%
1,422,200      Colgate-Palmolive Co.                      $   70,982,002
  300,000      Clorox Co.                                     16,716,000
                                                          --------------
                                                          $   87,698,002
                                                          --------------
               Personal Products - 0.3%
  581,300      Estee Lauder Co.                           $   22,746,269
                                                          --------------
               Total Household & Personal Products        $  110,444,271
                                                          --------------
               Health Care Equipment & Services - 2.9%
               Health Care Equipment - 2.9%
1,532,800      Becton, Dickinson & Co.                    $   80,426,016
  800,000      Biomet, Inc.                                   27,712,000
  632,800      Guidant Corp.                                  42,587,440
  500,000      Medtronic, Inc.                                25,895,000
  483,800      Stryker Corp.                                  23,009,528
                                                          --------------
                                                          $  199,629,984
                                                          --------------
               Total Health Care Equipment & Services     $  199,629,984
                                                          --------------
               Pharmaceuticals & Biotechnology - 9.2%
               Biotechnology - 0.2%
  230,000      Amgen, Inc.*                               $   13,905,800
                                                          --------------
               Pharmaceuticals - 9.0%
1,560,300      Abbott Laboratories                        $   76,470,303
1,200,000      Bristol-Myers Squibb Co.                       29,976,000
1,103,000      Barr Laboratorie, Inc.*                        53,760,220
2,080,000      Johnson & Johnson                             135,200,000
1,069,000      Eli Lilly & Co.                                59,553,990
1,450,600      Merck & Co., Inc.                              44,678,480
1,607,700      Mylan Laboratories, Inc. (b)                   30,932,148
1,200,000      Novartis AG (A.D.R.) (b)                       56,928,000
  389,800      Roche Holdings AG                              49,341,002
3,792,800      Schering-Plough Corp.                          72,290,768
  250,000      Teva Pharmaceutical Industries, Ltd.            7,785,000
                                                          --------------
                                                          $  616,915,911
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $  630,821,711
                                                          --------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
               Banks - 8.1%
               Diversified Banks - 3.4%
1,000,000      Bank of America Corp.                           $   45,610,000
2,468,000      U.S. Bancorp                                        72,065,600
  818,355      Wachovia Corp.                                      40,590,408
1,193,000      Wells Fargo & Co.                                   73,464,940
                                                               --------------
                                                               $  231,730,948
                                                               --------------
               Regional Banks - 3.7%
  915,700      First Horizon National Corp.                    $   38,642,540
2,864,648      National City Corp.                                 97,741,790
1,150,000      SunTrust Banks, Inc. (b)                            83,076,000
  439,200      Zions Bancorporation                                32,294,376
                                                               --------------
                                                               $  251,754,706
                                                               --------------
               Thrifts & Mortgage Finance - 1.0%
1,753,760      Washington Mutual, Inc.                         $   71,360,494
                                                               --------------
               Total Banks                                     $  554,846,148
                                                               --------------
               Diversified Financials - 6.3%
               Asset Management & Custody Banks - 3.8%
  786,600      The Bank of New York Co., Inc.                  $   22,638,348
  932,500      Federated Investors, Inc.                           27,984,325
1,613,600      State Street Corp. (b)                              77,856,200
2,100,000      T. Rowe Price Associates, Inc.                     131,460,000
                                                               --------------
                                                               $  259,938,873
                                                               --------------
               Consumer Finance - 0.9%
1,130,000      American Express Co.                            $   60,149,900
                                                               --------------
               Investment Banking & Brokerage - 1.0%
1,242,000      Merrill Lynch & Co., Inc. (b)                   $   68,322,420
                                                               --------------
               Diversified Financial Services - 0.6%
1,000,000      Citigroup, Inc.                                 $   46,230,000
                                                               --------------
               Total Diversified Financials                    $  434,641,193
                                                               --------------
               Insurance - 2.9%
               Multi-Line Insurance - 0.2%
  200,000      Hartford Financial Services Group, Inc. (b)     $   14,956,000
                                                               --------------


20   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
              Property & Casualty Insurance - 2.5%
  300,000     ACE, Ltd.                                       $   13,455,000
  601,200     Axis Capital Holdings, Ltd.                         17,013,960
1,174,200     Chubb Corp. (b)                                    100,523,262
  760,400     Safeco Corp.                                        41,320,136
                                                              --------------
                                                              $  172,312,358
                                                              --------------
              Reinsurance - 0.2%
  418,100     Montpelier RE Holdings, Ltd.                    $   14,457,898
                                                              --------------
              Total Insurance                                 $  201,726,256
                                                              --------------
              Software & Services - 5.0%
              Data Processing & Outsourced Services - 2.3%
1,159,200     Automatic Data Processing, Inc.                 $   48,651,624
  573,100     Computer Sciences Corp.*                            25,044,470
  552,800     DST Systems, Inc.* (b)                              25,871,040
  551,250     Fiserv, Inc.*                                       23,676,188
1,051,800     SunGard Data Systems, Inc.*                         36,991,806
                                                              --------------
                                                              $  160,235,128
                                                              --------------
              Systems Software - 2.7%
1,732,000     Adobe Systems, Inc. (b)                         $   49,569,840
3,245,000     Microsoft Corp.                                     80,605,800
1,430,000     Symantec Corp.* (b)                                 31,088,200
1,000,000     Veritas Software Corp.*                             24,400,000
                                                              --------------
                                                              $  185,663,840
                                                              --------------
              Total Software & Services                       $  345,898,968
                                                              --------------
              Technology Hardware & Equipment - 6.0%
              Communications Equipment - 2.1%
4,408,261     Motorola, Inc.                                  $   80,494,846
3,978,600     Nokia Corp. (A.D.R.) (b)                            66,203,904
                                                              --------------
                                                              $  146,698,750
                                                              --------------
              Computer Hardware - 2.8%
  541,100     Diebold, Inc.                                   $   24,409,021
1,925,000     Dell, Inc.*                                         76,056,750
2,670,700     Hewlett-Packard Co.                                 62,788,157
8,000,000     Sun Microsystems, Inc.*                             29,840,000
                                                              --------------
                                                              $  193,093,928
                                                              --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                              Value
              Computer Storage & Peripherals - 0.1%
  565,000     EMC Corp.*                                      $    7,746,150
                                                              --------------
              Office Electronics - 1.0%
1,243,900     Canon, Inc. (A.D.R.)* (b)                       $   65,466,457
                                                              --------------
              Total Technology Hardware & Equipment           $  413,005,285
                                                              --------------
              Semiconductors - 3.3%
              Semiconductor Equipment - 0.4%
1,769,000     Applied Materials, Inc.                         $   28,622,420
                                                              --------------
              Semiconductors - 2.9%
  486,738     Freescale Semico, Inc.*                         $   10,309,111
3,630,000     Intel Corp.                                         94,597,800
3,248,000     Texas Instruments, Inc. (b)                         91,171,360
                                                              --------------
                                                              $  196,078,271
                                                              --------------
              Total Semiconductors                            $  224,700,691
                                                              --------------
              Telecommunication Services - 3.5%
              Integrated Telecommunication Services - 3.5%
  505,448     Alltel Corp.                                    $   31,479,301
3,059,600     BellSouth Corp. (b)                                 81,293,572
  200,000     Century Telephone Enterprises, Inc.                  6,926,000
4,495,637     SBC Communications, Inc. (b)                       106,771,380
  480,000     Verizon Communications, Inc.                        16,584,000
                                                              --------------
                                                              $  243,054,253
                                                              --------------
              Total Telecommunication Services                $  243,054,253
                                                              --------------
              Utilities - 1.8%
              Electric Utilities - 1.3%
  750,000     Consolidated Edison, Inc. (b)                   $   35,130,000
  200,000     Exelon Corp.                                        10,266,000
1,200,000     Southern Co.                                        41,604,000
                                                              --------------
                                                              $   87,000,000
                                                              --------------
              Gas Utilities - 0.3%
  558,600     KeySpan Energy Corp. (b)                        $   22,735,020
                                                              --------------
              Water Utilities - 0.2%
  375,000     Aqua America, Inc.                              $   11,152,500
                                                              --------------
              Total Utilities                                 $  120,887,520
                                                              --------------
              TOTAL COMMON STOCKS
              (Cost $4,297,330,346)                           $6,861,696,351
                                                              --------------


22   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                 Value
                 TEMPORARY CASH INVESTMENTS - 0.4%
                 Repurchase Agreement - 0.4%
$28,600,000      UBS, 2.75%, dated 6/30/05, repurchase price
                 of $28,600,000 plus accrued interest on
                 7/1/05 collateralized by $29,063,000 U.S.
                 Treasury Note, 2.0%, 8/31/05                    $   28,600,000
                                                                 --------------
   Shares
                 Time Deposits - 8.4%
115,135,063      BNP Poribas SA                                  $  115,135,063
168,212,545      Dresdner Bank AG                                   168,212,545
146,017,835      Rabobank Nederland N.V.                            146,017,835
146,286,487      Royal Bank of Canada                               146,286,487
                                                                 --------------
                                                                 $  575,651,930
                                                                 --------------
                 TOTAL TEMPORARY CASH INVESTMENTS - 8.8%
                 (Cost $604,251,930)                             $  604,251,930
                                                                 --------------
                 TOTAL INVESTMENT IN SECURITIES - 108.4%
                 (Cost $4,901,582,276) (a)                       $7,465,948,281
                                                                 --------------
                 OTHER ASSETS AND LIABILITIES - (8.4)%           $ (579,829,378)
                                                                 --------------
                 TOTAL NET ASSETS - 100.0%                       $6,886,118,902
                                                                 ==============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $4,905,832,648 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                          $2,684,153,260
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                            (124,037,628)
                                                                                    --------------
          Net unrealized gain                                                       $2,560,115,632
                                                                                    ==============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(b)   At June 30, 2005, the following securities were out on loan:

                                                                   Market
      Shares                        Security                        Value
      552,000     Adobe Systems, Inc.                         $ 15,798,240
       59,700     Barnes & Noble, Inc.*                          2,316,360
      387,200     BellSouth Corp.                               10,287,904
      335,000     BHP Billiton, Ltd. (A.D.R.)                    9,145,500
      810,000     CVS Corp.                                     23,546,700
      667,100     Canon, Inc. (A.D.R.)*                         35,109,473
       86,000     Chevron Corp.                                  4,842,672
    1,009,700     Chubb Corp.                                   86,440,417
      223,200     Consolidated Edison, Inc.                     10,454,688
       62,400     DST Systems, Inc.*                             2,920,320
      168,300     E.I. du Pont de Nemours and Co.                7,238,583
    5,400,000     Ford Motor Corp.                              55,296,000
      701,100     Gannett Co.                                   49,869,243
      653,100     Gap, Inc.                                     12,898,725
      180,000     Hartford Financial Services Group, Inc.       13,460,400
      532,500     Inco, Ltd.                                    20,101,875
      325,000     KeySpan Energy Corp.                          13,227,500
      180,000     Meadwestvaco Corp.                             5,047,200
    1,000,000     Merrill Lynch & Co., Inc.                     55,010,000
      449,900     Mylan Laboratories, Inc.                       8,648,380
      156,600     Nokia Corp. (A.D.R.)                           2,605,824
      130,000     Novartis AG (A.D.R.)                           6,098,950
      440,400     Phelps Dodge Corp.                            40,737,000
      150,000     SBC Communications, Inc.                       3,562,500
      367,100     State Street Corp.                            17,712,575
       40,900     SunTrust Banks, Inc.                           2,954,616
      800,000     Symantec Corp.*                               17,392,000
      329,600     Sysco Corp.                                   11,928,224
        3,000     Target Corp.                                     163,230
      325,700     Texas Instruments, Inc.                        9,142,399
        3,500     Walgreen Co.                                     160,965
                                                              ------------
                  Total                                       $554,118,463
                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $463,051,756 and $747,468,529, respectively.


24   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $554,118,463)
    (cost $4,893,834,676)                                               $7,327,115,769
  Investment in securities of affiliated issuers (cost $7,747,600)         138,832,512
                                                                        --------------
    Total Investment in securities, at value (cost $4,901,582,276)      $7,465,948,281
  Receivables -
    Fund shares sold                                                         3,223,757
    Dividends, interest and foreign taxes withheld                           8,833,421
    Due from Pioneer Investment Management, Inc.                                   380
  Other                                                                          4,499
                                                                        --------------
     Total assets                                                       $7,478,010,338
                                                                        --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                             $    7,243,171
    Upon return of securities loaned                                       575,651,930
  Due to bank                                                                5,548,127
  Due to affiliates                                                          2,989,785
  Accrued expenses                                                             458,423
                                                                        --------------
     Total liabilities                                                  $  591,891,436
                                                                        --------------
NET ASSETS:
  Paid-in capital                                                       $4,364,857,053
  Undistributed net investment income                                        4,000,476
  Accumulated net realized loss on investments and foreign
    currency transactions                                                  (47,104,974)
  Net unrealized gain on investments                                     2,564,366,005
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies                 342
                                                                        --------------
     Total net assets                                                   $6,886,118,902
                                                                        ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $5,401,476,735/130,218,269 shares)                  $        41.48
                                                                        ==============
  Class B (based on $482,137,024/11,886,841 shares)                     $        40.56
                                                                        ==============
  Class C (based on $286,835,909/7,143,335 shares)                      $        40.15
                                                                        ==============
  Investor Class (based on $520,357,472/12,550,813 shares)              $        41.46
                                                                        ==============
  Class R (based on $30,189,710/726,994 shares)                         $        41.53
                                                                        ==============
  Class Y (based on $165,122,052/3,972,080 shares)                      $        41.57
                                                                        ==============
MAXIMUM OFFERING PRICE:
  Class A ($41.48 [divided by] 94.25%)                                  $        44.01
                                                                        ==============


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of
   $785,100 and including income from affiliated
   issuers of $576,576)                                   $  68,864,425
  Interest                                                       73,799
  Income from securities loaned, net                            398,240
                                                          -------------
     Total investment income                                                   $  69,336,464
                                                                               -------------
EXPENSES:
  Management fees
   Basic Fee                                              $  20,828,554
   Performance Adjustment                                    (1,431,953)
  Transfer agent fees and expenses
   Class A                                                    6,417,310
   Class B                                                      886,526
   Class C                                                      380,183
   Investor Class                                               694,009
   Class R                                                        2,985
   Class Y                                                       45,400
  Distribution fees
   Class A                                                    5,405,890
   Class B                                                    2,511,895
   Class C                                                    1,477,710
   Class R                                                       58,595
  Administrative reimbursements                                 695,761
  Custodian fees                                                112,789
  Registration fees                                             106,537
  Professional fees                                             127,826
  Printing expense                                              302,460
  Fees and expenses of nonaffiliated trustees                    76,334
  Miscellaneous                                                 128,266
                                                          -------------
     Total expenses                                                            $  38,827,077
     Less fees paid indirectly                                                      (161,890)
                                                                               -------------
     Net expenses                                                              $  38,665,187
                                                                               -------------
       Net investment income                                                   $  30,671,277
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                            $ 158,606,571
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (79,165)       $ 158,527,406
                                                          -------------        -------------
  Change in net unrealized gain on:
   Investments                                            $(260,251,750)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             (560)       $(260,252,310)
                                                          -------------        -------------
  Net loss on investments and foreign currency
   transactions                                                                $(101,724,904)
                                                                               -------------
  Net decrease in net assets resulting from operations                         $ (71,053,627)
                                                                               =============


26   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                            Six Months
                                                              Ended
                                                             6/30/05           Year Ended
                                                           (unaudited)          12/31/04
FROM OPERATIONS:
Net investment income                                    $   30,671,277    $     50,654,903
Net realized gain on investments and foreign
  currency transactions                                     158,527,406         263,357,897
Change in net unrealized gain on investments               (260,252,310)        393,448,656
                                                         --------------    ----------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (71,053,627)   $    707,461,456
                                                         --------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.19 and $0.34 per share, respectively)    $  (24,923,997)   $    (45,565,384)
    Class B ($0.02 and $0.00 per share, respectively)          (241,653)                  -
    Class C ($0.04 and $0.06 per share, respectively)          (293,463)           (497,922)
    Investor Class ($0.25 and $0.00 per share,
     respectively)                                           (3,236,554)                  -
    Class R ($0.17 and $0.33 per share, respectively)           (99,773)           (102,948)
    Class Y ($0.28 and $0.51 per share, respectively)        (1,097,483)         (1,887,192)
                                                         --------------    ----------------
     Total distributions to shareowners                  $  (29,892,923)   $    (48,053,446)
                                                         --------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  329,625,331    $    719,728,767
Shares issued in reorganization                                       -         589,975,600
Reinvestment of distributions                                26,545,576          42,323,695
Cost of shares repurchased                                 (608,320,812)     (1,133,569,588)
                                                         --------------    ----------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                        $ (252,149,905)   $    218,458,474
                                                         --------------    ----------------
    Net increase (decrease) in net assets                $ (353,096,455)   $    877,866,484
NET ASSETS:
Beginning of period                                       7,239,215,357       6,361,348,873
                                                         --------------    ----------------
End of period (including undistributed net investment
  income of $4,000,476 and $3,222,122,
  respectively)                                          $6,886,118,902    $  7,239,215,357
                                                         ==============    ================


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amounts       '04 Shares       '04 Amounts
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         5,332,549    $  220,989,483       13,327,848    $  515,458,395
Reinvestment of distributions         522,490        22,022,164        1,024,157        40,271,258
Less shares repurchased            (9,416,337)     (390,135,069)     (21,922,626)     (847,775,881)
                                   ----------    --------------      -----------    --------------
    Net decrease                   (3,561,298)   $ (147,123,422)      (7,570,621)   $ (292,046,228)
                                   ==========    ==============      ===========    ==============
CLASS B
Shares sold                           514,031    $   20,812,502        1,390,610    $   52,482,847
Reinvestment of distributions           4,814           197,998                -                 -
Less shares repurchased            (1,726,545)      (69,914,336)      (3,241,529)     (122,064,718)
                                   ----------    --------------      -----------    --------------
    Net decrease                   (1,207,700)   $  (48,903,836)      (1,850,919)   $  (69,581,871)
                                   ==========    ==============      ===========    ==============
CLASS C
Shares sold                           786,701    $   31,563,974        1,739,876    $   65,306,969
Reinvestment of distributions           4,476           182,548            7,974           317,861
Less shares repurchased            (1,342,021)      (53,875,705)      (1,994,272)      (74,554,503)
                                   ----------    --------------      -----------    --------------
    Net decrease                     (550,844)   $  (22,129,183)        (246,422)   $   (8,929,673)
                                   ==========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                             3,296    $      138,137                -    $            -
Shares issued
  in reorganization                    71,634         3,017,842       14,365,123       589,975,600
Less shares repurchased            (1,517,055)      (62,930,693)        (372,185)      (15,532,499)
                                   ----------    --------------      -----------    --------------
    Net increase (decrease)        (1,442,125)   $  (59,774,714)      13,992,938    $  574,443,101
                                   ==========    ==============      ===========    ==============
CLASS R
Shares sold                           370,664    $   15,384,349          432,808    $   16,654,785
Reinvestment of distributions           2,296            96,862            2,451            97,481
Less shares repurchased               (38,409)       (1,592,959)        (123,090)       (4,779,087)
                                   ----------    --------------      -----------    --------------
    Net increase                      334,551    $   13,888,252          312,169    $   11,973,179
                                   ==========    ==============      ===========    ==============
CLASS Y
Shares sold                           980,414    $   40,736,886        1,786,890    $   69,825,771
Reinvestment of distributions          24,345         1,028,162           41,718         1,637,095
Less shares repurchased              (724,438)      (29,872,050)      (1,791,355)      (68,862,900)
                                   ----------    --------------      -----------    --------------
    Net increase                      280,321    $   11,892,998           37,253    $    2,599,966
                                   ==========    ==============      ===========    ==============


28   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                          Ended 6/30/05     Year Ended
CLASS A                                                    (unaudited)       12/31/04
Net asset value, beginning of period                       $   42.06        $    38.00
                                                           ---------        ----------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.20        $     0.35
 Net realized and unrealized gain (loss)
  on investments                                               (0.59)             4.05
                                                           ---------        ----------
   Net increase (decrease) from investment operations      $   (0.39)       $     4.40
Distributions to shareowners:
 Net investment income                                         (0.19)            (0.34)
 Net realized gain                                                 -                 -
                                                           ---------        ----------
Net increase (decrease) in net asset value                 $   (0.58)       $     4.06
                                                           ---------        ----------
Net asset value, end of period                             $   41.48        $    42.06
                                                           =========        ==========
Total return*                                                  (0.93)%           11.64%
Ratio of net expenses to average net assets+                    1.04%**           1.06%
Ratio of net investment gain to average net assets+             0.96%**           0.90%
Portfolio turnover rate                                           14%**             14%
Net assets, end of period (in thousands)                   $5,401,477       $5,626,270
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.04%**           1.06%
 Net investment income                                          0.96%**           0.90%


Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended      Year Ended      Year Ended     Year Ended
CLASS A                                                    12/31/03        12/31/02        12/31/01       12/31/00
Net asset value, beginning of period                      $    30.76      $   38.87       $   44.26      $    47.60
                                                          ----------      ---------       ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.28      $    0.27       $    0.18      $     0.16
 Net realized and unrealized gain (loss)
  on investments                                                7.24          (8.12)          (5.11)          (0.14)
                                                          ----------      ---------       ---------      ----------
   Net increase (decrease) from investment operations     $     7.52      $   (7.85)      $   (4.93)     $     0.02
Distributions to shareowners:
 Net investment income                                         (0.28)         (0.26)          (0.16)          (0.12)
 Net realized gain                                                 -              -           (0.30)          (3.24)
                                                          ----------      ---------       ---------      ----------
Net increase (decrease) in net asset value                $     7.24      $   (8.11)      $   (5.39)     $    (3.34)
                                                          ----------      ---------       ---------      ----------
Net asset value, end of period                            $    38.00      $   30.76       $   38.87      $    44.26
                                                          ==========      =========       =========      ==========
Total return*                                                  24.58%        (20.26)%        (11.13)%          0.12%
Ratio of net expenses to average net assets+                    1.09%          1.11%           1.14%           1.11%
Ratio of net investment gain to average net assets+             0.86%          0.75%           0.43%           0.31%
Portfolio turnover rate                                            6%             7%              6%             20%
Net assets, end of period (in thousands)                  $5,370,888      $4,584,649      $6,140,520     $6,645,954
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.09%          1.10%           1.13%           1.09%
 Net investment income                                          0.86%          0.76%           0.44%           0.33%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                         Ended 6/30/05   Year Ended
CLASS B                                                   (unaudited)     12/31/04
Net asset value, beginning of period                       $ 41.15        $  37.18
                                                           -------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $  0.01        $   0.01
 Net realized and unrealized gain (loss)
  on investments                                             (0.58)           3.96
                                                           -------        --------
   Net increase (decrease) from investment operations      $ (0.57)       $   3.97
Distributions to shareowners:
 Net investment income                                       (0.02)              -
 Net realized gain                                               -               -
                                                           -------        --------
Net increase (decrease) in net asset value                 $ (0.59)       $   3.97
                                                           -------        --------
Net asset value, end of period                             $ 40.56        $  41.15
                                                           =======        ========
Total return*                                                (1.39)%         10.68%
Ratio of net expenses to average net assets+                  1.96%**         1.93%
Ratio of net investment income (loss) to average
 net assets+                                                  0.04%**         0.02%
Portfolio turnover rate                                         14%**           14%
Net assets, end of period (in thousands)                   $482,137       $538,786
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.96%**         1.93%
 Net investment income (loss)                                 0.04%**         0.02%


Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended    Year Ended    Year Ended    Year Ended
CLASS B                                                    12/31/03      12/31/02      12/31/01      12/31/00
Net asset value, beginning of period                       $ 30.14      $  38.13      $  43.61       $ 47.24
                                                           -------      --------      --------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $ (0.02)     $  (0.09)     $  (0.12)      $ (0.18)
 Net realized and unrealized gain (loss)
  on investments                                              7.08         (7.90)        (5.06)        (0.21)
                                                           -------      --------      --------       -------
   Net increase (decrease) from investment operations      $  7.06      $  (7.99)     $  (5.18)      $ (0.39)
Distributions to shareowners:
 Net investment income                                       (0.02)            -             -             -
 Net realized gain                                               -             -         (0.30)        (3.24)
                                                           -------      --------      --------       -------
Net increase (decrease) in net asset value                 $  7.04      $  (7.99)     $  (5.48)      $ (3.63)
                                                           -------      --------      --------       -------
Net asset value, end of period                             $ 37.18      $  30.14      $  38.13       $ 43.61
                                                           =======      ========      ========       =======
Total return*                                                23.44%       (20.96)%      (11.87)%       (0.75)%
Ratio of net expenses to average net assets+                  2.00%         1.98%         1.99%         1.98%
Ratio of net investment income (loss) to average
 net assets+                                                 (0.05)%       (0.12)%       (0.41)%       (0.56)%
Portfolio turnover rate                                          6%            7%            6%           20%
Net assets, end of period (in thousands)                   $555,669     $488,242      $680,820       $705,339
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.00%         1.97%         1.98%         1.96%
 Net investment income (loss)                                (0.05)%       (0.11)%       (0.40)%       (0.54)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


30  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                         Ended 6/30/05   Year Ended
CLASS C                                                   (unaudited)     12/31/04
Net asset value, beginning of period                       $ 40.73        $  36.84
                                                           -------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $  0.03        $   0.04
 Net realized and unrealized gain (loss)
  on investments                                             (0.57)           3.91
                                                           -------        --------
   Net increase (decrease) from investment operations      $ (0.54)       $   3.95
Distributions to shareowners:
 Net investment income                                       (0.04)          (0.06)
 Net realized gain                                               -               -
                                                           -------        --------
Net increase (decrease) in net asset value                 $ (0.58)       $   3.89
                                                           -------        --------
Net asset value, end of period                             $ 40.15        $  40.73
                                                           =======        ========
Total return*                                                (1.33)%         10.74%
Ratio of net expenses to average net assets+                  1.86%**         1.84%
Ratio of net investment gain (loss) to average
 net assets+                                                  0.14%**         0.11%
Portfolio turnover rate                                         14%**           14%
Net assets, end of period (in thousands)                   $286,836       $313,420
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.86%**         1.84%
 Net investment income (loss)                                 0.14%**         0.11%


Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended    Year Ended    Year Ended    Year Ended
CLASS C                                                   12/31/03      12/31/02      12/31/01      12/31/00
Net asset value, beginning of period                      $  29.84     $  37.74      $  43.15       $ 46.76
                                                          --------     --------      --------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                             $   0.02     $  (0.54)     $  (0.06)      $ (0.12)
 Net realized and unrealized gain (loss)
  on investments                                              7.01        (7.34)        (5.05)        (0.25)
                                                          --------     --------      --------       -------
   Net increase (decrease) from investment operations     $   7.03     $  (7.88)     $  (5.11)      $ (0.37)
Distributions to shareowners:
 Net investment income                                       (0.03)       (0.02)            -             -
 Net realized gain                                               -            -         (0.30)        (3.24)
                                                          --------     --------      --------       -------
Net increase (decrease) in net asset value                $   7.00     $  (7.90)     $  (5.41)      $ (3.61)
                                                          --------     --------      --------       -------
Net asset value, end of period                            $  36.84     $  29.84      $  37.74       $ 43.15
                                                          ========     ========      ========       =======
Total return*                                                23.58%      (20.87)%      (11.84)%       (0.72)%
Ratio of net expenses to average net assets+                  1.89%        1.90%         1.94%         1.95%
Ratio of net investment gain (loss) to average
 net assets+                                                  0.05%       (0.03)%       (0.37)%       (0.54)%
Portfolio turnover rate                                          6%           7%            6%           20%
Net assets, end of period (in thousands)                  $292,526     $226,183      $282,616       $240,792
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.89%        1.89%         1.93%         1.92%
 Net investment income (loss)                                 0.05%       (0.02%)       (0.36%)       (0.51%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended            12/11/04
                                                              6/30/05              to
                                                            (unaudited)         12/31/04
INVESTOR CLASS
Net asset value, beginning of period                         $ 42.06            $ 41.07
                                                             -------            --------
Increase (decrease) from investment operations:
  Net investment income                                      $  0.24            $  0.03
  Net realized and unrealized gain (loss)
   on investments                                              (0.59)              0.96
                                                             -------            --------
   Net increase (decrease) from investment operations        $ (0.35)           $  0.99
Distributions to shareowners:
  Net investment loss                                          (0.25)                 -
                                                             -------            --------
Net increase (decrease) in net asset value                   $ (0.60)           $  0.99
                                                             -------            --------
Net asset value, end of period                               $ 41.46            $ 42.06
                                                             =======            =======
Total return*                                                  (0.84)%             2.41%(a)
Ratio of net expenses to average net assets+                    0.86%**            0.90%**
Ratio of net investment income to average net
  assets+                                                       1.14%**            1.29%**
Portfolio turnover rate                                           14%**              14%**
Net assets, end of period (in thousands)                     $520,357           $588,568
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.86%**            0.90%**
  Net investment income                                         1.14%**            1.29%**

(a) Not Annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


32   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended                          4/1/03(a)
                                                              6/30/05       Year Ended           to
                                                            (unaudited)      12/31/04         12/31/03
CLASS R
Net asset value, beginning of period                         $ 42.11         $ 38.06         $  29.24
                                                             -------         -------         --------
Increase (decrease) from investment operations:
  Net investment income                                      $  0.15         $  0.29         $   0.21
  Net realized and unrealized gain (loss)
   on investments                                              (0.56)           4.09             8.84
                                                             -------         -------         --------
   Net increase (decrease) from investment operations        $ (0.41)        $  4.38         $   9.05
Distributions to shareowners:
  Net investment income                                        (0.17)          (0.33)           (0.23)
                                                             -------         -------         --------
Net increase (decrease) in net asset value                   $ (0.58)        $  4.05         $   8.82
                                                             -------         -------         --------
Net asset value, end of period                               $ 41.53         $ 42.11         $  38.06
                                                             =======         =======         ========
Total return*                                                  (0.98)%         11.58%           31.02%(b)
Ratio of net expenses to average net assets+                    1.17%**         1.14%            1.06%**
Ratio of net investment income to average
  net assets+                                                   0.83%**         0.89%            0.65%**
Portfolio turnover rate                                           14%**           14%               6%
Net assets, end of period (in thousands)                     $30,190         $16,525         $  3,055
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  1.17%**         1.14%            1.06%**
  Net investment income                                         0.83%**         0.89%            0.65%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                        Ended 6/30/05   Year Ended
CLASS Y                                                  (unaudited)     12/31/04
Net asset value, beginning of period                      $ 42.16        $  38.09
                                                          -------        --------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.27        $   0.52
 Net realized and unrealized gain (loss)
  on investments                                            (0.58)           4.06
                                                          -------        --------
  Net increase (decrease) from investment operations      $ (0.31)       $   4.58
Distributions to shareowners:
 Net investment income                                      (0.28)          (0.51)
 Net realized gain                                              -               -
                                                          -------        --------
Net increase (decrease) in net asset value                $ (0.59)       $   4.07
                                                          -------        --------
Net asset value, end of period                            $ 41.57        $  42.16
                                                          =======        ========
Total return*                                               (0.75)%         12.15%
Ratio of net expenses to average net assets+                 0.66%**         0.61%
Ratio of net investment income to average
 net assets+                                                 1.34%**         1.34%
Portfolio turnover rate                                        14%**           14%
Net assets, end of period (in thousands)                  $165,122       $155,647
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.66%**         0.61%
 Net investment income                                       1.34%**         1.34%


Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                  12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                     $  30.82    $   38.93     $  44.34     $ 47.62
                                                         --------    ---------     --------     -------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.41    $    0.41     $   0.24     $  0.35
 Net realized and unrealized gain (loss)
  on investments                                             7.28        (8.13)       (5.02)      (0.14)
                                                         --------    ---------     --------     -------
  Net increase (decrease) from investment operations     $   7.69    $   (7.72)    $  (4.78)    $  0.21
Distributions to shareowners:
 Net investment income                                      (0.42)       (0.39)       (0.33)      (0.25)
 Net realized gain                                              -            -        (0.30)      (3.24)
                                                         --------    ---------     --------     -------
Net increase (decrease) in net asset value               $   7.27    $   (8.11)    $  (5.41)    $ (3.28)
                                                         --------    ---------     --------     -------
Net asset value, end of period                           $  38.09    $   30.82     $  38.93     $ 44.34
                                                         ========    =========     ========     =======
Total return*                                               25.14%      (19.92)%     (10.75)%      0.50%
Ratio of net expenses to average net assets+                 0.61%        0.70%        0.72%       0.72%
Ratio of net investment income to average
 net assets+                                                 1.31%        1.17%        0.84%       0.70%
Portfolio turnover rate                                         6%           7%           6%         20%
Net assets, end of period (in thousands)                 $139,210    $  80,262     $101,603     $12,566
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.61%        0.69%        0.70%       0.70%
 Net investment income                                       1.31%        1.18%        0.86%       0.72%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


34   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation,

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                    2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $48,053,446
  Long-term capital gain                 -
                               -----------
    Total                      $48,053,446
                               ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                           2004
--------------------------------------------------------------------------------
  Undistributed ordinary income      $    3,222,122
  Capital loss-carryforward            (201,383,007)
  Unrealized appreciation             2,820,369,284
                                     --------------
    Total                            $2,622,208,399
                                     ==============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $670,849 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2005.

E. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R, and Class Y shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowners vote on April 17, 2003, the benchmark was changed from the Lipper Growth & Income Funds Index (Lipper Index) effective May 1, 2003; however, the Lipper Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended June 30, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,431,953. For the six months ended June 30, 2005, the net management fee was equivalent to 0.56% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.02% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $137,361 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,792,165 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15% of average daily net assets. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $60,259 in distribution fees payable to PFD at June 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $534,443 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $161,890 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2004:

---------------------------------------------------------------------------------------------------
                 Beginning                                               Ending
                  Balance      Purchases       Sales      Dividend      Balance
Affiliates        (shares)      (shares)     (shares)      Income       (shares)         Value
---------------------------------------------------------------------------------------------------
  John Wiley
  and Sons      3,494,400     -             -            $576,576     3,494,400     $138,832,512
---------------------------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco Core Equity Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------
                                                     Safeco
                                                      Core
                            Pioneer                  Equity                   Pioneer
                             Fund                     Fund                     Fund
                     (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
  Net Assets        $6,491,873,666                $589,975,600        $7,081,849,266
  Shares
  Outstanding          158,335,764                  34,511,126           172,700,887
  Investor Class
  Shares Issued                  -                           -            14,365,123
---------------------------------------------------------------------------------------------

------------------------------------------------------------------

                                  Unrealized         Accumulated
                                 Appreciation           Gain
                               on Closing Date     on Closing Date
                              -----------------   ----------------
  Safeco Core Equity Fund     $171,046,611        $ 13,878,465
                              ------------        ------------
------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Fund
--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile of the peer group for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligned the interests of shareholders and the Investment Adviser. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees and the Investment Adviser agreed to add two additional break points at further asset levels. The Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.